Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
27. Equity
27.1 Share Capital
27.1.1 Details of share capital as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won and in number of shares)	December 31, 2024		December 31, 2025
Type of share	Ordinary share		Ordinary share
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		393,528,423		381,462,103
Share capital*	￦	2,090,558	￦	2,090,558

*	Due to the retirement of shares deducted through retained earnings, it is different from the total par value of the shares issued.

27.1.2 Changes in outstanding shares for the years ended December 31, 2024 and 2025, are as follows:

(In number of shares)	2024	2025
Beginning	378,663,825	373,600,719
Increase	5,000,000	—
Decrease	(10,063,106)	(15,012,997)

Ending	373,600,719	358,587,722

27.2 Hybrid Securities
Details of hybrid securities classified as equity as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
Hybrid securities	Issuance date	Maturity	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Series 1-2	May 2, 2019	Perpetual bond	3.44	￦	49,896	￦	49,896
Series 2-1*	May 8, 2020	Perpetual bond	3.30		324,099		—
Series 2-2	May 8, 2020	Perpetual bond	3.43		74,812		74,812
Series 3-1*	Jul. 14, 2020	Perpetual bond	3.17		369,099		—
Series 3-2	Jul. 14, 2020	Perpetual bond	3.38		29,922		29,922
Series 4-1*	Oct. 20, 2020	Perpetual bond	3.00		433,996		—
Series 4-2	Oct. 20, 2020	Perpetual bond	3.28		64,855		64,855
Series 5-1	Feb. 19, 2021	Perpetual bond	2.67		419,071		419,071
Series 5-2	Feb. 19, 2021	Perpetual bond	2.87		59,862		59,862
Series 5-3	Feb. 19, 2021	Perpetual bond	3.28		119,727		119,727
Series 6-1	May 28, 2021	Perpetual bond	3.20		165,563		165,563
Series 6-2	May 28, 2021	Perpetual bond	3.60		109,708		109,708
Series 7-1	Oct. 8, 2021	Perpetual bond	3.57		208,468		208,468
Series 7-2	Oct. 8, 2021	Perpetual bond	3.80		59,834		59,834
Series 8-1	Feb. 16, 2022	Perpetual bond	4.00		442,970		442,970
Series 8-2	Feb. 16, 2022	Perpetual bond	4.30		155,626		155,626
Series 9-1	May 12, 2022	Perpetual bond	4.68		478,829		478,829
Series 9-2	May 12, 2022	Perpetual bond	4.97		19,906		19,906
Series 10-1	Aug. 26, 2022	Perpetual bond	4.90		407,936		407,936
Series 10-2	Aug. 26, 2022	Perpetual bond	5.15		70,819		70,819
Series 10-3	Aug. 26, 2022	Perpetual bond	5.30		19,944		19,944
Series 11-1	Feb. 03, 2023	Perpetual bond	4.90		548,681		548,681
Series 11-2	Feb. 03, 2023	Perpetual bond	5.03		49,871		49,871
Series 12	Feb. 28, 2024	Perpetual bond	4.39		399,084		399,060
Series 13	Jan. 22, 2025	Perpetual bond	4.00		—		404,028

				￦	5,082,578	￦	4,359,388

*
The Parent Company early redeemed in full its
2-1
Additional Tier 1 capital securities amounting to ￦ 325,000 million on May 8, 2025, and its
3-1
Additional Tier 1 capital securities amounting to ￦ 370,000 million on July 14, 2025, following the exercise of the respective call options. In addition, the
4-1
Additional Tier 1 capital securities amounting to ￦ 435,000 million were fully redeemed on October 20, 2025, upon the exercise of the call option.

The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date. On the other hand, hybrid securities of ￦
1,065,613
million issued by Kookmin Bank, hybrid securities of ￦
232,672
million issued by KB Securities Co., Ltd. and hybrid securities of ￦
49,800
million issued by KB Life Insurance Co., Ltd., hybrid securities of ￦
249,150
million issued by KB Kookmin Card Co., Ltd. and hybrid securities of ￦
19,993 million issued by KB Real Estate Trust. Co., Ltd. are recognized as non-controlling
interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

27.3 Capital Surplus
Details of capital surplus as of December 31, 2024 and 2025, are as follows

(In millions of Korean won)	December 31, 2024		December 31, 2025
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Losses on sales of treasury shares		(477,358)		(477,358)
Other capital surplus		3,933,818		3,920,602

	￦	16,646,734	￦	16,633,518

27.4 Accumulated Other Comprehensive Income
Details of accumulated other comprehensive income as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Remeasurements of net defined benefit liabilities	￦	(247,241)	￦	(218,626)
Currency translation differences		809,089		761,727
Gains (losses) on financial instruments at fair value through other comprehensive income		(1,518,990)		(3,396,899)
Share of other comprehensive loss of associates and joint ventures		(3,153)		(1,135)
Gains (losses) on cash flow hedging instruments		108,318		(157,512)
Losses on hedging instruments of net investments in foreign operations		(316,109)		(276,478)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(17,314)		(20,536)
Finance gains or losses on insurance contract assets (liabilities)		1,682,322		2,842,003

	￦	496,922	￦	(467,456)

27.5 Retained Earnings
Details of retained earnings as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Legal reserves 1	￦	1,219,810	￦	1,436,870
Voluntary reserves		982,000		982,000
Retained earnings 2		32,606,410		35,914,871

	￦	34,808,220	￦	38,333,741

1
With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in
capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

2	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,370,051 million and ￦ 4,190,070 million for the years ended December 31, 2024 and 2025, respectively.

27.6 Treasury Shares
Changes in treasury shares for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won and in number of shares)

	2024
	Beginning		Acquisition		Disposal		Retirement		Ending
Number of treasury shares*		24,847,247		10,063,106		(5,000,000)		(9,982,649)		19,927,704

Carrying amount	￦	1,165,837	￦	820,000	￦	(234,600)	￦	(515,177)	￦	1,236,060

(In millions of Korean won and in number of shares)

	2025
	Beginning		Acquisition		Disposal		Retirement		Ending
Number of treasury shares		19,927,704		15,012,997		—		(12,066,320)		22,874,381

Carrying amount	￦	1,236,060	￦	1,480,000	￦	—	￦	(814,522)	￦	1,901,538

*	5 million treasury shares deposited at the Korea Securities Depository for the exchange of exchangeable bonds were disposed on February 14, 2024, due to the exercise of exchange right.
On May 15, 2025, the Parent Company retired 4,575,874
treasury shares (￦
400,000 million) acquired pursuant to the Board resolution dated July 23, 2024, 1,089,097 treasury shares (￦
100,000 million) acquired pursuant to the Board resolution dated October 24, 2024, and 6,401,349 treasury shares (￦
520,000 million) acquired pursuant to the Board resolution dated February 5, 2025. In addition, the Parent Company retired 3,047,395 treasury shares (￦
300,000 million) acquired pursuant to the Board resolution dated April 24, 2025, and 5,564,253 treasury shares (￦
 660,000 million) acquired pursuant to the Board resolution dated July 24, 2025, on January 15, 2026.